FAIR-VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	¥ 18,430	$ 2,825	¥ 17,187
Long-term investments	443,986	$ 68,044	406,099
Recurring Basis
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	127,707		66,361
Recurring Basis | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	40,433		42,212
Recurring Basis | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	125,773		66,361
Recurring Basis | Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	38,499		42,212
Recurring Basis | Significant Unobservable Inputs Level 3
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	1,934
Recurring Basis | Significant Unobservable Inputs Level 3 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	1,934
Recurring Basis | Convertible Bond
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	18,430		17,187
Long-term investments	31,218		6,962
Recurring Basis | Convertible Bond | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	18,430		17,187
Long-term investments	31,218		¥ 6,962
Recurring Basis | Equity securities without readily determinable fair value
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	37,626
Recurring Basis | Equity securities without readily determinable fair value | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	¥ 37,626